Shareholder Report, Holdings (Details) - C000007887	May 31, 2026
Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	7.60%
1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.00%
3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	2.80%
5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	14.10%
10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	34.70%
20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)